Financial Instruments by Category (Details) - ARS ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)		$ 9,591,748	$ 10,818,945	[1]
Investments in financial assets:
Public companies’ securities		210,757	559,079
Mutual funds		871,385	2,699,338
Bonds		5,186,235	6,064,058
Derivative financial instruments
Foreing-currency future contracts		6,436	8,022
Cash and cash equivalents:
Cash at banks and on hand		2,782,946	4,339,395
Short- term investments		1,843,663	1,661,919
Total		20,493,170	26,150,756
Liabilities as per statement of financial position
Trade and other payables (Note 18)		4,799,583	4,822,705
Derivative financial instruments
Futures contracts		21,320	573
Swaps of interest rate (ii)	[2]	94,970	38,525
Borrowings (Note 19)		39,079,556
Borrowings (excluding finance leases liabilities) (Note 19)			33,609,501
Total		43,995,429	38,471,304
Financial liabilities at amortized cost [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 18)	[3]	1,202,599	1,373,077
Derivative financial instruments
Futures contracts	[3]
Swaps of interest rate (ii)	[2],[3]
Borrowings (Note 19)	[3]	39,079,556
Borrowings (excluding finance leases liabilities) (Note 19)	[3]		33,609,501
Total	[3]	40,282,155	34,982,578
Subtotal financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 18)		1,202,599	1,373,077
Derivative financial instruments
Futures contracts		21,320	573
Swaps of interest rate (ii)	[2]	94,970	38,525
Borrowings (Note 19)		39,079,556
Borrowings (excluding finance leases liabilities) (Note 19)			33,609,501
Total		40,398,445	35,021,676
Non-financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 18)			3,449,628
Derivative financial instruments
Futures contracts
Swaps of interest rate (ii)	[2]
Borrowings (excluding finance leases liabilities) (Note 19)
Total			3,449,628
Subtotal financial assets [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)		8,049,234	3,634,828
Investments in financial assets:
Public companies’ securities		210,757	559,079
Mutual funds		871,385	2,699,338
Bonds		5,186,235	6,064,058
Derivative financial instruments
Foreing-currency future contracts		6,436	8,022
Cash and cash equivalents:
Cash at banks and on hand		2,782,946	4,339,395
Short- term investments		1,843,663	1,661,919
Total		18,950,656	18,966,639
Non-financial assets [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)		1,542,514	7,184,117
Investments in financial assets:
Public companies’ securities
Mutual funds
Bonds
Derivative financial instruments
Foreing-currency future contracts
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments
Total		1,542,514	7,184,117
Non-financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 18)		3,596,984
Derivative financial instruments
Futures contracts
Swaps of interest rate (ii)	[2]
Borrowings (Note 19)
Total		3,596,984
Level 1 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)
Investments in financial assets:
Public companies’ securities		210,757	559,079
Mutual funds		61,697	2,076,080
Bonds		5,186,235	5,098,116
Derivative financial instruments
Foreing-currency future contracts
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments		1,779,664	1,661,919
Total		7,238,353	9,395,194
Level 2 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)
Investments in financial assets:
Public companies’ securities
Mutual funds		809,688	623,258
Bonds
Derivative financial instruments
Foreing-currency future contracts		6,436	8,022
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments
Total		816,124	631,280
Liabilities as per statement of financial position
Trade and other payables (Note 18)
Derivative financial instruments
Futures contracts		21,320	573
Swaps of interest rate (ii)	[2]	94,970	38,525
Borrowings (Note 19)
Borrowings (excluding finance leases liabilities) (Note 19)
Total		116,290	39,098
Level 3 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)
Investments in financial assets:
Public companies’ securities
Mutual funds
Bonds			965,942
Derivative financial instruments
Foreing-currency future contracts
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments
Total			965,942
Financial assets at amortized cost [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	[3]	8,049,234	3,634,828
Investments in financial assets:
Public companies’ securities	[3]
Mutual funds	[3]
Bonds	[3]
Derivative financial instruments
Foreing-currency future contracts	[3]
Cash and cash equivalents:
Cash at banks and on hand	[3]	2,782,946	4,339,395
Short- term investments	[3]	63,999
Total	[3]	$ 10,896,179	$ 7,974,223

[1]	Considering foreign currencies those that differ from each one of the Group's companies' functional currency at each year-end.
[2]	The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, with the purpose of paying for the work that is being carried out at the Polo Dot (Note 19).
[3]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.